Variable Interest Entities - Narrative (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) rig	Dec. 31, 2017 USD ($)
Sale Leaseback Transaction [Line Items]
Number of semi submersible rigs under sale leaseback arrangements | rig	2
Term of lease contracts	15 years
Cash and cash equivalents	$ 1,542,000,000
SFL Linus Limited
Sale Leaseback Transaction [Line Items]
Repurchase obligation	86,000,000
Variable Interest Entity, primary beneficiary
Sale Leaseback Transaction [Line Items]
Cash and cash equivalents	2,000,000	$ 17,000,000
Dividend to non-controlling interests in VIEs	$ 0	$ 14,000,000